Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Statement of comprehensive income
Net finance expense | $		$ (338)		$ (659)		$ (479)
Income tax | $		$ 10		$ 44		$ 18
Ardagh Group S.A.
Statement of comprehensive income
Dividend income	€ 15		€ 89		€ 110
Other external charges	(2)		(3)		(1)
Net finance expense	(1)		(1)		(1)
Profit before tax and gain on disposal of investment	12		85		108
Gain on disposal of investment	23		1,164
Profit and total comprehensive income for the year	€ 35		€ 1,249		€ 108